UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2006
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    141 Linden Street, Suite 4, Wellesley, MA  02482-7910
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:



/s/ David J. Breazzano     Wellesley, MA        May 9, 2006

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:           	21
Form 13F Information Table Value Total:      	130,447
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE


ALLIANCE ONE INTL INC	COM	018772103	1,008	207,500	SH		SOLE		207,500
AMERISTAR CASINOS INC	CALL	03070Q101	2,579	100,000	SH		SOLE		100,000
AMKOR TECHNOLOGY INC	NOTE
	5.750 6/0	031652ANO	24,289	24,350	SH		SOLE		24,350
BCE INC	COM	05534B109	2,408	100,000	SH		SOLE		100,000
BLOCKBUSTER INC	CL A	093679108	3,970	1,000,000	SH		SOLE		1,000,000
COMPASS MINERAL INTL INC	COM	20451N101	4,266	170,700	SH		SOLE		170,700
DYNEGY INCL NEW	CL A	26816Q101	1,920	400,000	SH		SOLE		400,000
FRIENDLY ICE CREAM CORP	COM	358497105	2,280	300,000	SH		SOLE		 300,000
GREAT WOLF RESORTS INC	COM	391523107	4,057	350,000	SH		SOLE		350,000
ISLE OF CAPRI CASINOS INC	COM	464592104	3,328	100,000	SH		SOLE		100,000
LODGENET ENTMT CORP	COM	540211109	6,232	400,000	SH		SOLE		400,000
MTR GAMING GROUP INC	COM	553769100	11,890	1,155,530	SH		SOLE		1,155,530
METRETEK TECHNOLOGIES INC	COM	59159Q107	15,253	1,020,269	SH		SOLE		1,020,269
MULTIMEDIA GAMES INC	COM	625453105	1,024	68,800	SH		SOLE		68,800
NORTHWESTERN  CORP	COM NEW	668074305	12,456	400,000	SH		SOLE		400,000
PRESTIGE BRANDS HLDS INC	COM	74112D101	3,043	250,000	SH		SOLE		250,000
RADIO ONE, INC	CL A	75040P108	1,870	250,000	SH		SOLE		250,000
RES-CARE INC	COM	760943100	2,004	109,021	SH		SOLE		109,021
SUNTERRA CORP	COM NEW	86787D208	17,061	1,194,737	SH		SOLE		1,194,737
TRM CORP	COM	872636105	5,117	760,271	SH		SOLE		760,271
UAL CORP	COM NEW	902549807	4,392	110,000	SH		SOLE		110,000
GRAND TOTAL	130,447	8,471,178	8,471,178



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